Derivative Instruments - Realized and unrealized gain (loss) on derivative instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net gain (loss) on derivative instruments
Total realized gain (loss):	$ 9,508	$ 15,518	$ 14,569
Total unrealized gain (loss):	(10,432)	(8,720)	(9,200)
Total net realized gain and unrealized loss on derivative instruments:	(924)	6,798	5,369
Interest rate swap contracts
Net gain (loss) on derivative instruments
Total realized gain (loss):	9,508	15,518	14,648
Total unrealized gain (loss):	$ (10,432)	$ (8,720)	(9,200)
Foreign exchange forward contracts
Net gain (loss) on derivative instruments
Total realized gain (loss):			$ (79)